UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/08

Date of reporting period:  6/30/08

Item 1. Report to Stockholders.

PHOCAS REAL ESTATE FUND
PHOCAS SMALL CAP VALUE FUND

SEMI-ANNUAL REPORT
June 30, 2008

Phocas Funds

EXPENSE EXAMPLE – June 30, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/08 – 6/30/08).

Actual Expenses

The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited per the advisory agreement to 1.50% and 0.99% for the Real Estate Fund and the Small Cap Value Fund, respectively.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Phocas Funds

EXPENSE EXAMPLE – June 30, 2008 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 – 6/30/08*
Actual
Real Estate Fund	$1,000.00	$928.60	$7.19
Small Cap Value Fund	$1,000.00	$901.50	$4.68
Hypothetical (5% return
before expenses)
Real Estate Fund	$1,000.00	$1,017.40	$7.52
Small Cap Value Fund	$1,000.00	$1,019.94	$4.97

*
Expenses are equal to an annualized expense ratio of 1.50% for the Real Estate Fund and 0.99% for the Small Cap Value Fund, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days (to reflect the one-half year period).

Phocas Funds

INDUSTRY ALLOCATION OF PORTFOLIO ASSETS – June 30, 2008 (Unaudited)

Phocas Real Estate Fund

Percentages represent market value as a percentage of total investments.

SECTOR ALLOCATION OF PORTFOLIO ASSETS – June 30, 2008 (Unaudited)

Phocas Small Cap Value Fund

Percentages represent market value as a percentage of total investments.

Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 96.94%	Value
	Apartments - 9.60%
3,773	American Campus Communities, Inc.	$105,040
1,126	AvalonBay Communities, Inc.	100,394
893	Post Properties, Inc.	26,567
		232,001
	Diversified - 12.34%
4,927	Digital Realty Trust, Inc.	201,563
2,658	Mission West Properties, Inc.	29,132
766	Vornado Realty Trust	67,408
		298,103
	Health Care - 14.83%
2,233	HCP, Inc.	71,032
4,593	Nationwide Health Properties, Inc.	144,634
3,346	Ventas, Inc.	142,439
		358,105
	Hotels - 2.79%
3,290	Host Hotels & Resorts, Inc.	44,908
1,358	Sunstone Hotel Investors, Inc.	22,543
		67,451
	Manufactured Homes - 2.44%
1,341	Equity Lifestyle Properties, Inc.	59,004
	Mortgage - 0.72%
1,489	Gramercy Capital Corp.	17,258
	Office Property - 14.62%
1,535	Alexandria Real Estate Equities, Inc.	149,417
1,408	Boston Properties, Inc.	127,030
926	SL Green Realty Corp.	76,599
		353,046
	Regional Malls - 10.76%
1,925	General Growth Properties, Inc.	67,433
2,142	Simon Property Group, Inc.	192,544
		259,977
	Shopping Centers - 18.45%
5,143	Acadia Realty Trust	119,060
2,501	Federal Realty Investment Trust	172,569
1,894	Kimco Realty Corp.	65,381

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued

Shares		Value
	Shopping Centers - 18.45% (Continued)
1,499	Regency Centers Corp.	$88,621
		445,631
	Storage - 2.91%
871	Public Storage, Inc.	70,368
	Warehouse/Industrial - 7.48%
1,076	AMB Property Corp.	54,209
2,329	ProLogis	126,581
		180,790
	TOTAL COMMON STOCKS
	(Cost $2,568,004)	2,341,734

	SHORT-TERM INVESTMENTS - 2.40%
58,069	AIM STIT-STIC Prime Portfolio	58,069
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $58,069)	58,069

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $2,626,073) - 99.34%	2,399,803
	Other Assets in Excess of Liabilities - 0.66%	15,861
	NET ASSETS - 100.00%	$2,415,664

The accompanying notes are an integral part of these financial statements.

Phocas Small Cap Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 95.56%	Value
	Aerospace & Defense - 2.60%
19,618	Herley Industries, Inc. (a)	$260,527
6,549	Triumph Group, Inc.	308,458
		568,985
	Auto Components - 1.01%
9,505	ATC Technology Corp. (a)	221,276
	Chemicals - 3.12%
1,384	CF Industries Holdings, Inc.	211,475
8,281	Innospec, Inc.	155,849
11,281	Sensient Technologies Corp.	317,673
		684,997
	Commercial Banks - 10.96%
16,862	Banco Latinoamericano
	de Exportaciones S.A. (b)	272,996
6,570	Capitol Bancorp Ltd.	58,933
23,137	Citizens Republic Bancorp, Inc.	65,246
4,583	City National Corp.	192,807
9,309	East West Bancorp, Inc.	65,721
206	Fifth Third Bancorp	2,097
22,564	First BanCorp	143,056
18,257	First Commonwealth Financial Corp.	170,338
13,444	FNB United Corp.	103,519
8,713	Frontier Financial Corp.	74,235
13,723	Greene Bancshares, Inc.	192,396
3,683	IBERIABANK Corp.	163,783
16,698	National Penn Bancshares, Inc.	221,749
11,421	Republic Bancorp Inc. - Class A	280,957
10,430	Royal Bancshares of
	Pennsylvania, Inc. - Class A	98,146
5,020	Sandy Spring Bancorp, Inc.	83,232
10,457	TCF Financial Corp.	125,798
11,125	Washington Banking Co.	87,887
		2,402,896
	Commercial Services & Supplies - 2.77%
7,461	Jackson Hewitt Tax Service, Inc.	91,173
10,838	Korn/Ferry International (a)	170,482
6,072	Steiner Leisure Ltd. (a)(b)	172,141

The accompanying notes are an integral part of these financial statements.

Phocas Small Cap Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued

Shares		Value
	Commercial Services
	& Supplies - 2.77% (Continued)
4,708	United Stationers, Inc. (a)	$173,961
		607,757
	Communications Equipment - 0.77%
19,986	Arris Group, Inc. (a)	168,882
	Computers & Peripherals - 0.59%
3,423	Synaptics, Inc. (a)	129,150
	Construction & Engineering - 1.43%
7,496	URS Corp. (a)	314,607
	Diversified Financial Services - 0.86%
21,408	Encore Capital Group, Inc. (a)	189,033
	Diversified Telecommunication
	Services - 0.64%
3,923	CenturyTel, Inc.	139,620
	Electric Utilities - 0.46%
4,495	Portland General Electric Co.	101,227
	Electrical Equipment - 1.07%
5,830	Preformed Line Products Co.	235,007
	Electromedical &
	Electrotherapeutic Apparatus - 0.93%
12,348	Syneron Medical Ltd. (a)(b)	203,001
	Electronic Equipment
	& Instruments - 3.36%
14,079	Brightpoint, Inc. (a)	102,777
4,526	ScanSource, Inc. (a)	121,116
13,502	SYNNEX Corp. (a)	338,765
6,994	Watts Water Technologies, Inc. - Class A	174,150
		736,808
	Energy Equipment & Services - 0.80%
1,954	SEACOR Holdings, Inc. (a)	174,903
	Food & Staples Retailing - 0.52%
3,346	Nash Finch Co.	114,667
	Food Products - 1.16%
10,525	Treehouse Foods, Inc. (a)	255,336

The accompanying notes are an integral part of these financial statements.

Phocas Small Cap Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued

Shares		Value
	Gas Utilities - 3.08%
7,461	Atmos Energy Corp.	$205,700
6,130	Laclede Group, Inc.	247,468
6,795	New Jersey Resources Corp.	221,857
		675,025
	Health Care Equipment & Supplies - 0.39%
2,986	Orthofix International N.V. (a)(b)	86,445
	Health Care Providers & Services - 2.26%
14,641	Healthspring, Inc. (a)	247,140
8,641	Kindred Healthcare, Inc. (a)	248,515
		495,655
	Hotels, Restaurants & Leisure - 0.45%
8,351	Monarch Casino & Resort, Inc. (a)	98,542
	Industrial Conglomerates - 1.05%
15,723	Tredegar Corp.	231,128
	Information Retrieval Services - 2.16%
31,801	Greenfield Online, Inc. (a)	474,471
	Insurance - 5.89%
9,178	American Physicians Capital, Inc.	444,582
16,343	Fidelity National Title Group, Inc. - Class A	205,922
3,819	Infinity Property & Casualty Corp.	158,565
8,902	IPC Holdings, Ltd. (b)	236,348
6,889	Safety Insurance Group, Inc.	245,593
		1,291,010
	Internet Software & Services - 1.73%
8,566	Avocent Corp. (a)	159,328
28,370	Internet Capital Group, Inc. - Class A (a)	219,300
		378,628
	IT Services - 2.12%
12,112	ICF International, Inc. (a)	201,301
17,588	Perot Systems Corp. - Class A (a)	263,996
		465,297
	Leisure Equipment & Products - 1.52%
15,215	JAKKS Pacific, Inc. (a)	332,448
	Machinery - 2.79%
6,307	EnPro Industries, Inc. (a)	235,504

The accompanying notes are an integral part of these financial statements.

Phocas Small Cap Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued

Shares		Value
	Machinery - 2.79% (Continued)
8,508	Gehl Co. (a)	$125,833
7,582	Timken Co.	249,751
		611,088
	Media - 1.80%
6,339	Corus Entertainment, Inc. - Class B (b)	113,468
8,257	Getty Images, Inc. (a)	280,160
		393,628
	Metals & Mining - 2.54%
4,301	Brush Engineered Materials, Inc. (a)	105,031
3,934	Schnitzer Steel Industries, Inc. - Class A	450,836
		555,867
	Multi-line Retail - 0.33%
4,441	Conn’s, Inc. (a)	71,367
	Multi-Utilities &
	Unregulated Power - 2.40%
4,175	Integrys Energy Group, Inc.	212,215
24,730	Sierra Pacific Resources	314,319
		526,534
	Oil & Gas Exploration
	& Production - 2.32%
7,684	Swift Energy Co. (a)	507,605
	Oil, Gas & Consumable Fuels - 4.96%
16,050	Mariner Energy, Inc. (a)	593,368
17,318	Rosetta Resources, Inc. (a)	493,563
		1,086,931
	Paper & Forest Products - 0.74%
9,683	Schweitzer-Mauduit International, Inc.	163,159
	Personal Products - 3.56%
11,711	Alberto-Culver Co.	307,648
13,824	Elizabeth Arden, Inc. (a)	209,848
8,178	NBTY, Inc. (a)	262,187
		779,683
	Pharmaceutical Preparations - 0.60%
11,905	ViroPharma, Inc. (a)	131,669

The accompanying notes are an integral part of these financial statements.

Phocas Small Cap Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued

Shares		Value
	Pharmaceuticals - 0.52%
6,970	Par Pharmaceutical Companies, Inc. (a)	$113,123
	Real Estate Investment Trusts - 8.52%
14,739	Acadia Realty Trust	341,208
2,394	Alexandria Real Estate Equities, Inc.	233,032
14,189	American Campus Communities, Inc.	395,022
11,878	Digital Realty Trust, Inc.	485,929
4,457	Equity Lifestyle Properties, Inc.	196,108
6,840	Nationwide Health Properties, Inc.	215,391
		1,866,690
	Semiconductor &
	Semiconductor Equipment - 2.38%
13,236	Fairchild Semiconductor
	International, Inc. - Class A (a)	155,258
14,564	Microsemi Corp. (a)	366,722
		521,980
	Software - 2.85%
15,834	Compuware Corp. (a)	151,056
17,873	Corel Corp. (a)(b)	167,291
16,877	JDA Software Group, Inc. (a)	305,474
		623,821
	Textiles, Apparel & Luxury Goods - 3.62%
8,883	K-Swiss, Inc. - Class A	130,580
7,893	Liz Claiborne, Inc.	111,686
13,591	Perry Ellis International, Inc. (a)	288,401
9,823	Wolverine World Wide, Inc.	261,979
		792,646
	Thrifts & Mortgage Finance - 1.18%
15,914	Flagstar Bancorp, Inc.	47,901
4,727	WSFS Financial Corp.	210,824
		258,725
	Wireless Telecommunication Services - 0.75%
10,115	Syniverse Holdings, Inc. (a)	163,863
	TOTAL COMMON STOCKS
	(Cost $23,276,385)	20,945,180

The accompanying notes are an integral part of these financial statements.

Phocas Small Cap Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 5.44%	Value
1,192,490	AIM STIT-STIC Prime Portfolio	$1,192,490
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,192,490)	1,192,490

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $24,468,875) - 101.00%	22,137,670
	Liabilities in Excess of Other Assets - (1.00)%	(219,269)
	NET ASSETS - 100.00%	$21,918,401

(a)  Non-income producing security.
(b)  U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

Phocas Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2008 (Unaudited)

	Phocas	Phocas
	Real Estate	Small Cap
	Fund	Value Fund
ASSETS
Investments in securities, at value (identified
cost $2,626,073 and $24,468,875, respectively)	$2,399,803	$22,137,670
Cash	—	1,407
Receivables for:
Fund shares sold	16,947	67,980
Due from Advisor (Note 3)	9,946	—
Dividends and interest	9,906	24,845
Investments sold	—	13,273
Prepaid expenses	3,666	15,650
Total assets	2,440,268	22,260,825
LIABILITIES
Payables:
Investments purchased	—	306,750
Audit fees	8,397	8,408
Fund accounting fees	3,826	4,562
Transfer agent fees and expenses	3,433	3,994
Administration fees	2,505	2,506
Custody fees	2,232	4,342
Distribution fees	748	—
Chief Compliance Officer fee	486	1,352
Advisory fees	—	5,379
Accrued expenses	2,977	5,131
Total liabilities	24,604	342,424
NET ASSETS	$2,415,664	$21,918,401
CALCULATION OF NET ASSET
VALUE PER SHARE
Net assets applicable to shares outstanding	$2,415,664	$21,918,401
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	139,543	1,214,949
Net asset value, offering and
redemption price per share	$17.31	$18.04
COMPOSITION OF NET ASSETS
Paid-in capital	$3,037,055	$25,706,444
Undistributed net investment income	41,948	39,349
Accumulated net realized loss on investments	(437,069)	(1,496,187)
Net unrealized depreciation on investments	(226,270)	(2,331,205)
Net assets	$2,415,664	$21,918,401

The accompanying notes are an integral part of these financial statements.

Phocas Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2008 (Unaudited)

	Phocas	Phocas
	Real Estate	Small Cap
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes
of $0 and $765, respectively)	$66,371	$177,248
Interest	1,106	11,040
Total income	67,477	188,288
Expenses
Administration fees (Note 3)	15,285	15,283
Advisory fees (Note 3)	12,766	82,596
Fund accounting fees (Note 3)	12,597	15,317
Transfer agent fees and expenses (Note 3)	9,697	11,544
Audit fees	8,397	8,409
Custody fees (Note 3)	4,559	11,719
Legal fees	4,431	6,155
Distribution fees (Note 4)	4,255	—
Trustee fees	3,164	3,317
Chief Compliance Officer fee (Note 3)	1,444	2,494
Insurance expense	869	2,002
Reports to shareholders	699	1,968
Registration fees	691	3,878
Other expenses	523	772
Total expenses	79,377	165,454
Less: advisory fee waiver
and reimbursement (Note 3)	(53,848)	(56,428)
Net expenses	25,529	109,026
Net investment income	41,948	79,262

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(428,055)	(1,256,348)
Net change in unrealized
appreciation (depreciation) on investments	323,943	(995,721)
Net realized and unrealized loss on investments	(104,112)	(2,252,069)
Net Decrease in Net Assets
Resulting from Operations	$(62,164)	$(2,172,807)

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30, 2008	December 31,
	(Unaudited)	2007
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$41,948	$37,836
Net realized gain (loss) on investments	(428,055)	8,923
Net change in unrealized
appreciation (depreciation) on investments	323,943	(648,249)
Net decrease in net assets
resulting from operations	(62,164)	(601,490)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(37,791)
From net realized gain on investments	—	(22,069)
Total distributions to shareholders	—	(59,860)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a)	(1,181,392)	3,133,116
Total increase (decrease) in net assets	(1,243,556)	2,471,766
NET ASSETS
Beginning of period	3,659,220	1,187,454
End of period	$2,415,664	$3,659,220
Accumulated net investment income	$41,948	$—

(a)  A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	9,964	$206,647	171,115	$3,693,504
Shares issued on
reinvestments of
distributions	—	—	3,217	59,859
Shares redeemed (b)	(66,694)	(1,388,039)	(32,292)	(620,247)
Net increase
(decrease)	(56,730)	$(1,181,392)	142,040	$3,133,116
(b) Net of redemption
fees of		$802		$—

The accompanying notes are an integral part of these financial statements.

Phocas Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30, 2008	December 31,
	(Unaudited)	2007
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$79,262	$57,480
Net realized loss on investments	(1,256,348)	(100,890)
Net unrealized depreciation on investments	(995,721)	(1,432,261)
Net decrease in net assets
resulting from operations	(2,172,807)	(1,475,671)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(97,990)
From net realized gain on investments	—	(146,223)
Total distributions to shareholders	—	(244,213)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	2,155,540	22,423,051
Total increase(decrease) in net assets	(17,267)	20,703,167
NET ASSETS
Beginning of period	21,935,668	1,232,501
End of period	$21,918,401	$21,935,668
Undistributed net investment income (loss)	$39,349	$(39,913)

(a)  A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	266,542	$4,869,122	1,067,654	$22,993,658
Shares issued on
reinvestments of
distributions	—	—	12,204	244,213
Shares redeemed (b)	(147,718)	(2,713,582)	(40,121)	(814,820)
Net increase	118,824	$2,155,540	1,039,737	$22,423,051
(b) Net of redemption
fees of		$484		$56

The accompanying notes are an integral part of these financial statements.

Phocas Real Estate Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months			September 29,
	Ended		Year Ended	2006* through
	June 30, 2008		December 31,	December 31,
	(Unaudited)		2007	2006
Net asset value, beginning of period	$18.64		$21.90	$20.00
Income from investment operations:
Net investment income	0.22	^	0.18	0.20
Net realized and unrealized
gain (loss) on investments	(1.55)		(3.15)	1.86
Total from investment operations	(1.33)		(2.97)	2.06
Less distributions:
From net investment income	—		(0.18)	(0.15)
From net realized gain on investments	—		(0.11)	(0.01)
Total distributions	—		(0.29)	(0.16)
Redemption fees retained	0.00	#^	—	—
Net asset value, end of period	$17.31		$18.64	$21.90
Total return	(7.14	)%‡	(13.56)%	10.34	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$2,416		$3,659	$1,187
Ratio of expenses to average net assets:
Before expense reimbursement	4.66	%†	5.00%	15.92	%†
After expense reimbursement	1.50	%†	1.50%	1.50	%†
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(0.70	)%†	(2.33)%	(10.55	)%†
After expense reimbursement	2.46	%†	1.17%	3.87	%†
Portfolio turnover rate	23.53	%‡	24.81%	10.46	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Phocas Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months			September 29,
	Ended		Year Ended	2006* through
	June 30, 2008		December 31,	December 31,
	(Unaudited)		2007	2006
Net asset value, beginning of period	$20.01		$21.86	$20.00
Income from investment operations:
Net investment income	0.07	^	0.05 ^	0.03
Net realized and unrealized
gain (loss) on investments	(2.04)		(1.68)	1.85
Total from investment operations	(1.97)		(1.63)	1.88
Less distributions:
From net investment income	—		(0.09)	(0.02)
From net realized gain on investments	—		(0.13)	—
Total distributions	—		(0.22)	(0.02)
Redemption fees retained	0.00	#^	0.00 #^	—
Net asset value, end of period	$18.04		$20.01	$21.86
Total return	(9.85	)%‡	(7.46)%	9.41	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$21,918		$21,936	$1,233
Ratio of expenses to average net assets:
Before expense reimbursement	1.50	%†	2.43%	14.93	%†
After expense reimbursement	0.99	%†	1.18%	1.50	%†
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	0.21	%†	(0.54)%	(12.79	)%†
After expense reimbursement	0.72	%†	0.71%	0.63	%†
Portfolio turnover rate	15.12	%‡	147.75%	11.20	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Phocas Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited)

NOTE 1 – ORGANIZATION

The Phocas Real Estate Fund and the Phocas Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Phocas Real Estate Fund (the “Real Estate Fund”) is long-term total investment return through a combination of capital appreciation and current income.  The investment objective of the Phocas Small Cap Value Fund (the “Small Cap Value Fund”) is long-term total investment return through capital appreciation.  The Funds commenced operations on September 29, 2006.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Funds’ fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active

Phocas Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited), Continued

markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 6 – Summary of Fair Value Exposure for more information.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective June 29, 2007, the Funds adopted FIN 48.  Management of the Funds reviewed the tax positions in the open tax years through 2007 and determined that the implementation of FIN 48 had no impact on either Fund’s net assets or results of operations.

C.
Expenses:  Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Securities Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, annually and net realized gains, if any, annually. The amount and character income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America. To the extent these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Phocas Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited), Continued

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Redemption Fees:  The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for less than 90 days. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

H.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

I.
New Accounting Pronouncement:  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

NOTE 3 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Phocas Financial Corporation (the “Advisor”) pursuant to which the Advisor is responsible for

Phocas Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited), Continued

providing investment management services to the Funds.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Funds pay fees calculated at an annual rate of 0.75% based upon the average daily net assets of the Funds.  For the six months ended June 30, 2008, the Real Estate Fund and the Small Cap Value Fund incurred $12,766 and $82,596, respectively in advisory fees.

The Funds are responsible for their own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.50% of average daily net assets of the Real Estate Fund and 0.99% of average daily net assets of the Small Cap Value Fund.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended June 30, 2008, the Advisor reduced its fees and absorbed Fund expenses in the amount of $53,848 for the Real Estate Fund and $56,428 for the Small Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2009	2010	2011	Total
Real Estate Fund	$40,878	$113,069	$53,848	$207,795
Small Cap Value Fund	$39,457	$117,777	$56,428	$213,662

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the six months ended June 30, 2008, the Real Estate Fund and the Small Cap Value Fund incurred $15,285 and $15,283, respectively, in administration fees.

Phocas Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited), Continued

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  For the six months ended June 30, 2008, the Real Estate Fund incurred $12,597 in fund accounting fees and $7,958 in transfer agent fees.  For the six months ended June 30, 2008, the Small Cap Value Fund incurred $15,317 in fund accounting fees and $8,058 in transfer agent fees. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian. For the six months ended June 30, 2008, the Real Estate Fund and the Small Cap Value Fund incurred $4,559 and $11,719, respectively, in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the six months ended June 30, 2008, the Real Estate Fund and the Small Cap Value Fund were allocated $1,444 and $2,494, respectively, of the Chief Compliance Officer fee.

NOTE 4 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets. The Advisor has voluntarily agreed to reduce the Rule 12b-1 fees accrued for the Small Cap Value Fund from 0.25% to 0.00%. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended June 30, 2008, the Real Estate Fund paid the Distributor $4,255.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $783,119 and $2,177,459, respectively, for the Real Estate Fund and $5,449,203 and $3,269,394, respectively, for the Small Cap Value Fund.

NOTE 6 – SUMMARY OF FAIR VALUE EXPOSURE

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Phocas Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited), Continued

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2008:

Real Estate Fund
		Fair Value Measurements at Reporting Date Using
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$2,399,803	$2,399,803	$—	$—
Total	$2,399,803	$2,399,803	$—	$—

Small Cap Value Fund
		Fair Value Measurements at Reporting Date Using
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$22,137,670	$22,137,670	$—	$—
Total	$22,137,670	$22,137,670	$—	$—

Phocas Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited), Continued

NOTE 7 –	INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to real estate investment trusts.

The distributions paid by the Funds during the six months ended June 30, 2008 and the year ended December 31, 2007 were characterized as follows:

	Real Estate Fund		Small Cap Value Fund
	6/30/08	12/31/07	6/30/08	12/31/07
Ordinary income	$—	$37,791	$—	$237,029
Net long-term capital gain	—	22,069	—	7,184
Total distributions	$—	$59,860	$—	$244,213

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2007, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Small Cap
	Real Estate Fund	Value Fund
Cost of investments for tax purposes	$4,402,251	$23,235,966
Gross tax unrealized appreciation	$82,770	$1,403,124
Gross tax unrealized depreciation	(644,835)	(2,916,712)
Net tax unrealized depreciation	$(562,065)	$(1,513,588)
Undistributed ordinary income	$—	$2,164
Undistributed long-term capital gain	2,838	—
Total distributable earnings	$2,838	$2,164
Other accumulated loss	$—	$(103,812)
Total accumulated loss	$(559,227)	$(1,615,236)

Phocas Funds

NOTICE TO SHAREHOLDERS at June 30, 2008 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 746-2271 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Year ended June 30, 2008

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent year ended June 30, 2008 is available without charge, upon request, by calling (866) 746-2271.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Funds’ Form N-Q is also available by calling (866) 746-2271.

Investment Advisor
Phocas Financial Corporation
980 Atlantic Avenue, Suite 106
Alameda, CA 94501

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 746-2271

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866) 746-2271.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  9/3/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  9/3/08

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  9/3/08

* Print the name and title of each signing officer under his or her signature.